SEGMENT REPORTING	6 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 28. SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has three operating segments: automation product and software, equipment and accessories and oilfield environmental protection.

The following tables present summary information by segment for the six months ended December 31, 2018 and 2019, respectively:

	For the six months ended December 31,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Automation product and software	¥28,954,379	¥22,572,055	$3,239,389
Equipment and accessories	10,312,238	7,807,013	1,120,410
Oilfield environmental protection	3,005,112	26,085	3,744
Total revenue	¥42,271,729	¥30,405,153	$4,363,543

All the Company’s revenue was generated from its business operation in China.

	For the six months ended December 31, 2019
	Automation	Equipment	Oilfield
	product and	and	environmental
	software	accessories	protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥22,572,055	¥7,807,013	¥26,085	¥30,405,153
Cost of revenue and related tax	13,991,321	4,174,481	271,439	18,437,241
Gross profit	¥8,580,734	¥3,632,532	¥(245,354)	¥11,967,912
Depreciation and amortization	¥47,122	¥350,850	¥13,620	¥411,592
Total capital expenditures	¥12,967	¥—	¥1,297,663	¥1,310,630

	For the six months ended December 31, 2018
	Automation	Equipment	Oilfield
	product and	and	environmental
	software	accessories	protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥28,954,379	¥10,312,238	¥3,005,112	¥42,271,729
Cost of revenue and related tax	18,549,248	6,690,414	1,794,975	27,034,637
Gross profit	¥10,405,131	¥3,621,824	¥1,210,137	¥15,237,092
Depreciation and amortization	¥34,489	¥467,348	¥13,620	¥515,457
Total capital expenditures	¥55,554	¥227,575	¥4,411,620	¥4,694,749

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Total assets:
Automation product and software	¥71,337,589	¥75,168,686	$10,787,704
Equipment and accessories	50,800,483	51,967,379	7,458,008
Oilfield environmental protection	34,843,482	35,713,451	5,125,354
Total Assets	¥156,981,554	¥162,849,516	$23,371,066